Stockholders’ Equity	12 Months Ended
Dec. 31, 2023
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

10. STOCKHOLDERS’ EQUITY

In conjunction with the Closing, the Company’s certificate of incorporation was amended and restated to authorize the issuance of 80,000,000 shares of Company Common Stock, $0.0001 par value and 1,000,000 shares of preferred stock, $0.0001 par value (the “Company Preferred Stock”).